Share-Based Payments - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	3,822,772	3,822,772	1,355,680	1,355,680
Option exercisable, granted	0	0	0	0
Option exercisable, exercised	0	0	0	0
Option exercisable, forfeited or expired	0	0	0	0
Option exercisable, ending balance	5,644,044	5,644,044	3,822,772	3,822,772	1,355,680	1,355,680
Weighted- average exercise price per share, beginning balance | €		€ 28.02		€ 33.75
Weighted- average exercise price per share, granted | €		0		0
Weighted- average exercise price per share, exercised | €		0		0
Weighted- average exercise price per share, forfeited or expired | €		0		0
Weighted- average exercise price per share, ending balance | €		€ 27.47		€ 28.02		€ 33.75
Option outstanding, beginning balance	9,332,604	9,332,604	8,436,255	8,436,255
Option outstanding, granted	100,000	100,000	1,220,000	1,220,000
Option outstanding, exercised	(319,568)	(319,568)	(31,873)	(31,873)
Option outstanding, forfeited or expired	174,930	174,930	(291,778)	(291,778)
Option outstanding, ending balance	8,938,106	8,938,106	9,332,604	9,332,604	8,436,255	8,436,255
Weighted average exercise price per share, beginning balance | €		€ 25.17		€ 25.43
Remaining Average Useful Life	7 years 3 months 25 days	7 years 3 months 25 days	8 years 3 months 21 days	8 years 3 months 21 days	9 years 1 month 2 days	9 years 1 month 2 days
Weighted average exercise price per share, granted | €		€ 24.80		€ 22.57
Weighted average exercise price per share, exercised | €		19.72		20.40
Weighted average exercise price per share, forfeited or expired | €		23.68		22.19
Weighted average exercise price per share, ending balance | €		€ 25.39		€ 25.17		€ 25.43
Calyxt Inc. [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	1,244,968	1,244,968	0	0
Option exercisable, granted	0	0	0	0
Option exercisable, exercised	0	0	0	0
Option exercisable, forfeited or expired	0	0	0	0
Option exercisable, ending balance	1,278,038	1,278,038	1,244,968	1,244,968	0	0
Weighted- average exercise price per share, beginning balance | $	$ 5.20		$ 0.00
Weighted- average exercise price per share, granted | $	0		0
Weighted- average exercise price per share, exercised | $	0		0
Weighted- average exercise price per share, forfeited or expired | $	0		0
Weighted- average exercise price per share, ending balance | $	$ 7.45		$ 5.20		$ 0.00
Option outstanding, beginning balance	3,883,432	3,883,432	1,931,248	1,931,248
Option outstanding, granted	554,243	554,243	2,104,999	2,104,999
Option outstanding, exercised	(592,342)	(592,342)	(68,780)	(68,780)
Option outstanding, forfeited or expired	643,446	643,446	84,035	84,035
Option outstanding, ending balance	3,201,887	3,201,887	3,883,432	3,883,432	1,931,248	1,931,248
Weighted average exercise price per share, beginning balance | $	$ 9.16		$ 4.45
Remaining Average Useful Life	8 years 2 months 1 day	8 years 2 months 1 day	8 years 10 months 3 days	8 years 10 months 3 days	9 years 1 month 6 days	9 years 1 month 6 days
Weighted average exercise price per share, granted | $	$ 16.69		$ 13.29
Weighted average exercise price per share, exercised | $	4.43		4.03
Weighted average exercise price per share, forfeited or expired | $	12.52		8.48
Weighted average exercise price per share, ending balance | $	$ 10.67		$ 9.16		$ 4.45